Other equity - Summary of Retained Earnings / (Losses) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Profit (Loss) for the year	₨ 9,841	$ 105	₨ 3,814	₨ 3,404
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	727		(435)	(1,526)
Shares bought back, held as treasury stock				(4,926)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	(53,755)		(56,433)	(53,610)
Profit (Loss) for the year	9,841		3,814	3,404
Re-measurement loss on defined benefit plans (net of tax)	32		40	(14)
Forfeiture of vested options	328		103
Acquisition of interest by NCI in subsidiaries				30
Debenture redemption reserve created during the year	(759)		(759)
Debenture redemption reserve released on account of repayment of debentures				5
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	1,169		(215)	(1,380)
Shares bought back, held as treasury stock				(4,926)
Allocation to non controlling interest	(77)		(305)	58
Ending balance	₨ (43,221)	$ (461)	₨ (53,755)	₨ (56,433)